EDGAR

November 1, 2002

U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
        John Hancock Capital Series
         John Hancock U.S. Global Leaders Growth Fund

        File Nos. 2-29502; 811-1677 (0000045291)

CERTIFICATE UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statement of Additional Information dated November 1, 2002 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                   Sincerely,


                                   /s/Joan O'Neill
                                   ---------------
                                   Joan O'Neill
                                   Senior Paralegal
                                   Federal Compliance